Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000811156
Registrant Name	CMS ENERGY CORP
Registration File Number	333-293382
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES